Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Current assets:
Cash	$ 5,955,028	$ 6,952,795	$ 2,129,999
Prepaid expenses	634,977	205,857	117,448
Total current assets	6,590,005	7,158,652	2,247,447
Deferred offering costs	130,000	75,000
Deposits	235,235
Right of use asset	1,914,778
Total assets	8,870,018	7,233,652	2,247,447
Current liabilities:
Accounts payable and accrued liabilities	299,508	190,005	102,771
Lease liability, current	280,951
Total current liabilities	605,459	225,005
Lease liability, non-current	1,628,591
Total liabilities	2,234,050	225,005	137,771
Mezzanine Equity
Common stock subject to possible redemption		5,000,000
Stockholders’ Equity
Preferred stock value
Common stock value	2,601	2,319	2,050
Additional paid-in capital	16,907,165	9,288,553	3,139,450
Accumulated deficit	(10,273,798)	(7,282,225)	(1,031,824)
Total stockholders’ equity	6,635,968	2,008,647	2,109,676
Total liabilities, mezzanine equity, and stockholders’ equity	8,870,018	7,233,652	2,247,447
Related Party [Member]
Current liabilities:
Due to related parties	$ 25,000	$ 35,000	$ 35,000